Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation
Schedule of components of income/(loss) before tax

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income/(loss) before tax
Income/(loss) from China operations	1,730,549	3,681,735	(578,300)
Loss from non-China operations	(3,612,450)	(3,560,775)	(1,795,378)
Total income/(loss) before tax	(1,881,901)	120,960	(2,373,678)

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(201,173)	(360,603)	(437,326)
Deferred tax benefits	34,782	221,010	10,454
Subtotal income tax expenses applicable to China operations	(166,391)	(139,593)	(426,872)
Total income tax expenses	(166,391)	(139,593)	(426,872)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

:

	For the year ended December 31,
	2016	2017	2018
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	45.3%	(942.7)%	8.3%
Tax effect of tax-exempt entities	(36.1)%	588.6%	(1.9)%
Effect on tax rates in different tax jurisdiction	(3.6)%	30.5%	2.2%
Tax effect of non-deductible expenses	(28.1)%	536.0%	(42.4)%
Tax effect of non-taxable income	0.1%	(14.0)%	3.8%
Tax effect of Super Deduction and others	—	—	53.9%
Changes in valuation allowance	(11.4)%	(120.8)%	(66.7)%
Expiration of loss carry forwards	0.0%	12.8%	(0.2)%
Effective tax rates	(8.8)%	115.4%	(18.0)%

Summary of income tax holiday

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Tax holiday effect	852,776	1,140,251	198,118
Effect of tax holiday on basic net loss per share	0.30	0.40	0.07
Effect of tax holiday on diluted net loss per share	0.30	0.39	0.07

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	1,162,287	2,028,350
- Deferred revenues	299,723	283,824
- Inventory valuation allowance	124,693	217,215
- Allowance for doubtful accounts	52,117	88,036
- Unrealized fair value loss for certain investments	—	482,027
Less: valuation allowance	(1,480,570)	(2,996,294)
Net deferred tax assets	158,250	103,158
Deferred tax liabilities
- Intangible assets arisen from business combination	882,248	819,032
- Others	—	9,441
Total deferred tax liabilities	882,248	828,473

Schedule of movement of valuation allowance

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the period	1,299,200	1,626,680	1,480,570
Additions	1,324,793	807,558	2,755,222
Reversals	(997,313)	(953,668)	(1,239,498)
Balance at end of the period	1,626,680	1,480,570	2,996,294